Nature of Business and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Nature Of Operations
(a)	Nature of Operations

Textainer Group Holdings Limited (“TGH”) is incorporated in Bermuda. TGH is the holding company of a group of companies, consisting of TGH and its subsidiaries (collectively, the “Company”), involved in the purchase, management, leasing and resale of a fleet of marine cargo containers. The Company also manages and provides administrative support to the third-party owners’ (the “Container Investors”) container fleets.

The Company conducts its business activities in three main areas: Container Ownership, Container Management and Container Resale. These activities are described below (also see Note 10 “Segment Information”).

Container Ownership

The Company’s containers consist primarily of standard dry freight containers, but also include refrigerated and other special-purpose containers. These owned containers are financed through retained earnings; revolving credit facilities, secured debt facilities and a term loan provided by banks; bonds payable to investors; and a public offering of TGH’s common and preferred shares. Expenses related to lease rental income of the owned fleet primarily include direct container expenses, depreciation expense and interest expense.

Container Management

The Company manages, on a worldwide basis, a fleet of containers for and on behalf of the Container Investors. All rental operations are conducted worldwide in the name of the Company who, as agent for the Container Investors, acquires and sells containers, enters into leasing agreements and depot service agreements, bills and collects lease rentals from the lessees, disburses funds to depots for container handling, and remits net amounts, less management fees and commissions, to the Container Investors.

Fees earned by the Company under the management agreements are typically a percentage of net operating income of each Container Investor’s fleet and consist of fees for leasing services related to the management of the containers, sales commissions and net acquisition fees earned on the acquisition of containers. Lease rental income and expenses arising from the operation of the managed fleet are presented on a gross basis, whereby revenue billed to shipping lines and expenses incurred and distributions to the container investors of the managed fleet are presented in the Company’s consolidated statements of operations. Accounts receivable and vendor payables arising from direct container operations of the managed containers are presented on a gross basis in the Company’s consolidated balance sheets. See Note 3 “Managed Container Fleet” for information on the managed fleet containers.

Container Resale

The Company buys and subsequently resells containers (trading containers) from third parties. Container sales revenue represents the proceeds on the sale of containers purchased for resale. Cost of containers sold represents the cost of equipment purchased for resale that were sold as well as the related selling costs. The Company earns sales commissions related to the sale of the containers that it manages.

Principles of Consolidation and Variable Interest Entity
(b)	Principles of Consolidation and Variable Interest Entity

The consolidated financial statements of the Company include TGH and all of its subsidiaries in which the Company has a controlling financial interest. All significant intercompany accounts and balances have been eliminated in consolidation. The Company determines whether it has a controlling financial interest in an entity by evaluating whether the entity is a variable interest entity (“VIE”) or a voting interest entity (“VME”). If it is determined that the Company does not have a variable interest in the entity, no further analysis is required, and the Company does not consolidate the entity.

TAP Funding

TAP Funding Ltd. (“TAP Funding”) (a Bermuda company) was a joint venture between the Company’s wholly-owned subsidiary, Textainer Limited (“TL”) (a Bermuda company) and TAP Ltd. (“TAP”) in which TL owned 50.1%, TAP owned 49.9% of the common shares of TAP Funding, and TAP Funding was a VME. The Company consolidated TAP Funding as the Company had a controlling financial interest in TAP Funding. In January 2021, the Company completed the acquisition of 49.9% of the common shares of TAP Funding from TAP for a total purchase price consideration of $21,500. After the acquisition of the noncontrolling interest (“NCI”), the Company owned 100% of TAP Funding and TAP Funding became a wholly-owned subsidiary of the Company. The Company accounted for this equity transaction as a reduction in the related NCI, and the difference between the carrying value of the NCI on January 1, 2021, and the cash consideration was recognized as an increase in additional paid-in capital (“APIC”) of $7,022. Prior to the Company’s dissolution of TAP Funding in May 2021, TAP Funding’s assets and liabilities were transferred to TL.

Prior to the acquisition of the NCI, the equity owned by TAP in TAP Funding was shown as NCI on the Company’s consolidated balance sheet as of December 31, 2020 and the net income was shown as net income attributable to the NCI on the Company’s consolidated statements of operations for the years ended December 31, 2020 and 2019. After the capital restructuring, there is no NCI in TAP Funding on the Company’s consolidated balance sheet as of December 31, 2021 and there is no net income attributable to the NCI on the Company’s consolidated statements of operations for the year ended December 31, 2021.

Leased Assets Pool Company Limited

On December 31, 2019, the Company completed the acquisition of Leased Assets Pool Company Limited (“LAPCO”) (a Bermuda company) from Trencor Limited. After the acquisition, LAPCO became a wholly-owned subsidiary of TL. As a result of the LAPCO acquisition which was accounted for as an asset acquisition of LAPCO’s container fleet, the management agreement between the Company and LAPCO was terminated and effectively settled the pre-existing contractual relationship at acquisition date. Under the terms of the management agreement, the Company previously managed a substantial portion of LAPCO’s container fleet. Because the terms of the pre-existing management agreement were determined to be favorable to the Company compared to current market terms for similar arrangements, a portion of the excess of the fair value of the net assets acquired over the purchase consideration was deemed to be applicable to the effective settlement of the management agreement. Therefore, a gain of $1,823 was recorded on the acquisition date in the consolidated statements of operations as “gain on settlement of pre-existing management agreement” during the year ended December 31, 2019. Prior to the Company’s dissolution of LAPCO in February 2021, LAPCO’s assets and liabilities were transferred to TL.

Managed Containers

The Company enters into container management agreements with Container Investors. The fees earned by the Company for managing container portfolios on behalf of Container Investors are commensurate with the level of effort required to provide those management services and the Company does not have the obligation to absorb losses or the right to receive benefits that may be significant to the Container Investors. As such, the Company is not the primary beneficiary and does not consolidate the Container Investors. Managed containers which are owned by Container Investors are not assets of the Company and are not included in the consolidated financial statements, except for certain managed containers that the Company is deemed to own with associated container leaseback financial liability of the Company in accordance with Topic 842, Leases (see Note 1(a) “Nature of Operations” and Note 3 “Managed Container Fleet”).

Owned Containers

The majority of the container equipment included in the accompanying consolidated financial statements is owned by TL, Textainer Marine Containers II Limited (“TMCL II”) and Textainer Marine Containers VII

Limited (“TMCL VII”), all Bermuda companies and all of which were wholly-owned subsidiaries of the Company as of December 31, 2021 and 2020. All owned containers are pledged as collateral for debt as of December 31, 2021 and 2020.

Cash and Cash Equivalents and Restricted Cash
(c)	Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents are comprised of interest-bearing deposits or money market securities with original maturities of three months or less. The Company maintains cash and cash equivalents and restricted cash (see Note 11 “Commitments and Contingencies—Restricted Cash”) with various financial institutions. These financial institutions are located in Bermuda, Canada, Hong Kong, Malaysia, Singapore, South Africa, the United Kingdom and the United States. A significant portion of the Company’s cash and cash equivalents and restricted cash is maintained with a small number of banks and, accordingly, the Company is exposed to the credit risk of these counterparties in respect of the Company’s cash and cash equivalents and restricted cash. Furthermore, the deposits maintained at some of these financial institutions exceed the amount of insurance provided on the deposits. Restricted cash is excluded from cash and cash equivalents and is included in long-term assets reported within the consolidated balance sheets.

Intangible Assets
(d)	Intangible Assets

Intangible assets, consisting primarily of exclusive rights to manage container fleets, are amortized over the expected life of the contracts based on forecasted income to the Company. The contract terms range from 11 to 13 years. The Company reviews its intangible assets for impairment if events and circumstances indicate that the carrying amount of the intangible assets may not be recoverable. The Company compares the carrying value of the intangible assets to expected future undiscounted cash flows for the purpose of assessing the recoverability of the recorded amounts. If the carrying amount exceeds expected undiscounted cash flows, the intangible assets shall be reduced to their fair value. As of December 31, 2021 and 2020, intangible assets amounted to $178 and $2,719, respectively, net of accumulated amortization of $42,002 and $47,931, respectively, which were included in “other assets” in the consolidated balance sheets.

The Company recorded a write-off of intangible assets amounting to $551 and $0 during the years ended December 31, 2021 and 2020, respectively, for the management rights relinquished relating to the Company’s purchase of containers previously managed for a container investor. As of December 31, 2021, the aggregate future amortization of intangible assets of $178 is expected to amortize through 2022.

Revenue Recognition
(e)	Revenue Recognition

The components of the Company’s revenue as presented in the consolidated statements of operations and in Note 10 “Segment Information” are as follows:

Lease Rental Income

Lease rental income arises principally from leasing containers to various international shipping lines and includes all rental charges billed to the lessees. Lease rental income - owned fleet comprises rental income for the container fleet owned by the Company. Lease rental income - managed fleet comprises rental income for the container fleet owned by the Container Investors. For lease accounting purposes, the management agreements with these Container Investors are deemed to convey to the Company the right to control the use of the managed containers and are therefore accounted for as “lease rental income - managed fleet” as reported in the consolidated statements of operations (see Note 3 “Managed Container Fleet” for further information).

Revenue is recorded when earned according to the terms of the container rental contracts with customers. Revenue is earned and recognized evenly over the period that the equipment is on lease. These contracts are typically for terms of five or more years and are generally classified as operating leases. Where minimum lease payments vary over the lease term, revenue is recognized on a straight-line basis over the term of the lease. Lease rental income comprises daily per diem rental charges due under the lease agreements, together with payments for other charges set forth in the leases, such as handling fees, drop-off charges, pick-up charges, and charges for a damage protection plan.

Under long-term lease agreements, containers are usually leased from the Company for periods of five or more years. Under master lease agreements, the lessee is not committed to leasing a minimum number of containers from the Company during the lease term and may generally return the containers to the Company at any time, subject to certain restrictions in the lease agreement. Under long-term lease and master lease agreements, revenue is earned and recognized evenly over the period that the equipment is on lease.

Under finance leases, the containers are usually leased from the Company for the remainder of the container’s useful life and ordinarily provide lessees with a right to purchase the subject containers for a nominal amount at the end of the lease term. Finance lease income is recognized using the effective interest method, which generates a constant rate of interest over the period of the lease.

Under sales-type leaseback arrangements that are accounted for as financing transactions, payments made by the customers are recorded as a reduction to the container leaseback financing receivable and as interest income. Interest income is recognized using the effective interest method, which generates a constant rate of interest over the period of the arrangement.

The Company’s container leases generally do not include step-rent provisions, nor do they depend on indices or rates. The Company recognizes revenue on container leases that include lease concessions in the form of free-rent periods using the straight-line method over the minimum terms of the leases.

The Company will cease recognition of lease revenue if and when a container lessee defaults in making timely payments and when determined that future lease payments are not likely to be collected from the lessee (see Note 1 (f) “Allowance for Credit Losses” for further discussions on the Company’s ongoing credit review of lessees).

Management Fees - Non-leasing

Under the Company’s management service agreements with Container Investors, fees are earned for the acquisition and sale of containers under management (see Note 3 “Managed Container Fleet” for further information). Acquisition fees from purchases of containers for managed fleet are deferred and recognized as earned on a straight-line basis over the deemed lease term.

Trading Container Margin

The Company’s trading container sales proceeds arise from the resale of new and used containers to a wide variety of buyers. The related expenses represent the cost of trading containers sold as well as other selling costs that are recognized as incurred. Revenue is recorded when control of the containers is transferred to the customer, which typically occurs upon delivery to, or pick-up by, the customer and when collectability is reasonably assured.

Allowance for Credit Losses

(f)Allowance for Credit Losses

Accounts receivable, net investment in finance leases and container leaseback financing receivable are stated at amortized cost net of allowance for credit losses. Subsequent changes in the estimated allowance for credit losses are recognized in “bad debt (recovery) expense, net” in the consolidated statements of operations (see Note 6 “Allowance for Credit Losses” for further information).

Accounts Receivables

The Company maintains allowances, if necessary, for doubtful accounts against accounts receivables resulting from the inability of its lessees to make required payments related to billed amounts under the operating leases, finance leases, container leaseback financing receivable and for sales of owned fleet containers and trading containers. The allowance is developed based on two components: (1) specific reserves for receivables for which management believes full collection is doubtful; and (2) a general reserve for estimated losses inherent in the receivables based upon historical trends and age of the balances. These allowances are based on an ongoing review of the creditworthiness, but not limited to, each lessee’s payment history, management’s current assessment of the financial condition of the Company’s lessees, their ability to make their required payments and the recoverability. The Company considers an account past due when a payment has not been received in accordance with the terms of the lease agreement, and if the financial condition of the Company’s lessees deteriorates resulting in an impairment of their ability to make payments, additional allowances may be required.

Accounts receivables are generally written off after an analysis is completed which indicates that collection of the full balance is remote. Changes in economic conditions or other events may necessitate additions or deductions to the allowance for doubtful accounts. The allowance is intended to provide for losses inherent in the owned and managed fleet’s accounts receivable and requires the application of estimates and judgments as to the outcome of collection efforts and the realization of collateral, among other things.

Net Investment in Finance Leases and Container Leaseback Financing Receivables

The Company maintains allowances for credit losses against net investment in finance leases and container leaseback financing receivable related to unbilled amounts under the finance leases and the sales-type leaseback arrangements accounted for as financing receivable. The Company estimates its potential future expected credit losses based on historical losses from lessee defaults, current economic conditions and reasonable and supportable forecasts that may affect the collectability of the reported amount. The Company monitors its container lessees’ performance and its lease exposures on an ongoing basis. The Company evaluates its exposure by portfolio with similar risk characteristics based on the creditworthiness, external credit data and overall credit quality of its lessees.

The Company’s internal risk rating categories are “Tier 1” for the lowest level of risk which are typically the large international shipping lines with strong financial and asset base; “Tier 2” for moderate level of risk which includes lessees which are well-established in the market; and “Tier 3” for the highest level of risk which includes smaller shipping lines or lessees that exhibit high volatility in payments on a regular basis.

Direct Container Expenses – Owned Fleet

(g)Direct Container Expenses – Owned Fleet

Direct container expense – owned fleet represents the operating costs arising from the containers owned by the Company and includes storage, handling, maintenance and repair, repositioning, agent, and insurance expense. These costs are recognized when incurred.

Distribution Expense to Managed Fleet Container Investors
(h)	Distribution Expense to Managed Fleet Container Investors

The Company’s distribution amounts to Container Investors for the managed fleet includes the net operating income of each Container Investor’s fleet, reduced by associated lease management fees earned and retained by the Company. This amount is also reduced by expenses related to the operation of the managed containers which are presented on a gross basis in the consolidated statements of operations. Expenses related to the operation of the managed containers such as storage, handling, repairs, repositioning, agent, insurance expense and general and administrative expenses are recognized when incurred.

Trading Containers and Containers Held for Resale
(i)	Trading Containers and Containers Held for Resale

The Company, through one or more of its subsidiaries, buys trading containers for resale, which are valued at the lower of cost or fair value. The cost of trading containers sold is specifically identified. In addition, containers identified as being available for sale are valued at the lower of carrying value or fair value, less cost to sell. The fair value is estimated based on recent gross sales proceeds for sales of similar containers. Trading containers and containers held for resale are not subject to depreciation.

Foreign Currencies
(j)	Foreign Currencies

A functional currency is determined for each of the Company’s entities based on the currency of the primary economic environment in which the entity operates. The Company’s functional currency is the U.S. dollar, excluding its foreign subsidiaries Textainer Equipment Management (United Kingdom) Limited and

Textainer Equipment Management (Singapore) Pte Ltd. Assets and liabilities denominated in a currency other than the entity’s functional currency are re-measured into its functional currency at the balance sheet date with a gain or loss recognized in current year net income. Foreign currency exchange gains or losses that arise from exchange rate changes on transactions denominated in a foreign currency are recognized in net income as incurred. Foreign currency exchange losses, reported in “direct container expense – owned fleet” in the consolidated statements of operations were $195, $251, and $393 for the years ended December 31, 2021, 2020 and 2019, respectively. For consolidation purposes, the financial statements are translated into U.S. dollars using the current exchange rate for the assets and liabilities and a weighted average exchange rate for the revenues and expenses recorded during the year with any translation adjustment shown as an element of accumulated other comprehensive income.

The Company also has certain cash accounts that are denominated in currencies other than the Company's functional currency, which are remeasured at each balance sheet date at the exchange rates in effect as of those dates. The gains (losses) due to changes in exchange rates from remeasurement were $(524), $654 and $0 for the years ended December 31, 2021, 2020 and 2019, respectively, which were included in “other, net” in the consolidated statements of operations.

Fixed Assets and Capitalized Implementation Costs
(k)	Fixed Assets and Capitalized Implementation Costs

Fixed assets are recorded at cost and depreciated on a straight-line basis over the estimated useful lives of such property, furniture and equipment, ranging from three to seven years. Expenditures for maintenance and repairs are expensed as they are incurred. As of December 31, 2021 and 2020, fixed assets amounted to $1,585 and $746, respectively, net of accumulated depreciation of $13,296 and $12,918, respectively, which were included in “other assets” in the consolidated balance sheets.

Implementation costs associated with cloud based hosting arrangement that is a service contract are capitalized when incurred during the application development phase. As of December 31, 2021 and 2020, the Company’s capitalized implementation costs amounting to $8,767 and $4,212, respectively, were included in “prepaid expenses and other current assets” in the Company’s consolidated balance sheets. Amortization of the capitalized implementation costs will commence in 2022 when the hosting arrangement is ready for its intended use and will be amortized on a straight-line basis over seven years which is the term of the hosting arrangement, including reasonably certain renewals.

Containers
(l)	Containers

Capitalized container costs include the container cost payable to the manufacturer and the associated transportation costs incurred in moving the Company’s containers from the manufacturer to the containers’ first destined port. Containers are depreciated using the straight-line method over their estimated useful lives to an estimated dollar residual value. Used containers are depreciated based upon their remaining useful lives at the date of acquisition to an estimated dollar residual value.

The Company evaluates the estimated residual values and remaining estimated useful lives on a regular basis to determine whether a change in its estimates of useful lives and residual values is warranted. To perform this assessment, the Company analyzed sales data over a minimum of a ten-year period which reflected the cyclical nature of the global economic environment and its industry and assessed whether the average selling prices fall within a reasonable range compared to current residual values. The Company determined that a ten-year length of time includes sufficient periods of high and low used container prices to estimate future residual values. If the ten-year period was outside of the range of a container type, the Company evaluated the trend in average selling prices over three, five, and seven-year periods to corroborate the trend in the ten-year period. The Company then performed a comparison of the estimated residual values to publicly available peer data within the industry. The Company completed its annual depreciation policy review and concluded no change was necessary during the year ended December 31, 2021.

The Company estimates the useful lives and residual values of its containers to be as follows:

	As of December 31, 2021 and 2020
	Estimated useful	Residual
	life (years)	Value
Dry containers other than open top and flat rack containers:
20'	13	$1,000
40'	14	$1,200
40' high cube	13	$1,400
45' high cube	13	$1,500
Refrigerated containers:
20'	12	$2,750
20' high cube	12	$2,049
40' high cube	12	$4,000
Open top and flat rack containers:
20' folding flat rack	15	$1,300
40' folding flat rack	16	$1,700
20' open top	15	$1,500
40' open top	14	$2,500
Tank containers	20	10% of cost

The cost, accumulated depreciation and net book value of the Company’s container leasing equipment by equipment type as of December 31, 2021 and 2020 were as follows:

	2021			2020
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Dry containers other than open top and flat rack containers:
20'	$1,530,464	$(471,549)	$1,058,915	$1,532,753	$(428,913)	$1,103,840
40'	141,292	(55,448)	85,844	144,881	(55,154)	89,727
40' high cube	3,496,469	(791,349)	2,705,120	2,717,384	(672,416)	2,044,968
45' high cube	27,354	(13,871)	13,483	27,880	(12,747)	15,133
Refrigerated containers:
20'	18,445	(8,899)	9,546	20,164	(8,493)	11,671
20' high cube	809	(606)	203	2,605	(1,742)	863
40' high cube	1,163,149	(462,645)	700,504	1,103,817	(398,721)	705,096
Open top and flat rack containers:
20' folding flat	16,206	(5,291)	10,915	17,228	(5,132)	12,096
40' folding flat	47,739	(19,073)	28,666	49,167	(18,275)	30,892
20' open top	13,046	(2,090)	10,956	13,253	(1,790)	11,463
40' open top	21,394	(4,827)	16,567	22,271	(4,738)	17,533
Tank containers	107,175	(16,016)	91,159	93,240	(11,470)	81,770
Total Containers	$6,583,542	$(1,851,664)	$4,731,878	$5,744,643	$(1,619,591)	$4,125,052

See Note 3 “Managed Container Fleet” for information on the managed fleet containers included above.

Impairment of Container Rental Equipment

The Company reviews its containers for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. The Company compares the carrying value of the containers to the expected future undiscounted cash flows for the purpose of assessing the recoverability of the recorded amounts. If the carrying value exceeds expected future undiscounted cash flows, the assets are reduced to fair value. There was no such impairment on the Company’s leasing equipment for the years ended December 31, 2021, 2020 and 2019.

Write-Off (Recoveries) of Container Rental Equipment due to Lessees in Default

The Company evaluates the recoverability of the recorded amounts of containers that are unlikely to be recovered from lessees in default. The Company recorded impairment charges during the years ended December 31, 2021, 2020 and 2019 of $2,793, $0 and $9,167, respectively, to write-off containers that were unlikely to be recovered from lessees in default, offset by gains of $7,662, $1,647 and $1,988, respectively, associated with recoveries on containers previously estimated as lost with lessees in default. The gain on container recovery of $7,577 during the year ended December 31, 2021 was due to the reinstatement of containers with a previously insolvent and bankrupt lessee who made a successful exit from bankruptcy, and such containers had been written off in 2019. The gain on container recovery of $1,644 during the year ended December 31, 2020 was due to a settlement agreement with an insolvent lessee on containers which were previously written off in 2018. These amounts are recorded in the consolidated statements of operations as “container lessee default (recovery) expense, net”.

Impairment of Containers Held for Sale

Containers identified as being available for sale are valued at the lower of carrying value or fair value, less costs to sell. The Company records impairment to write-down the value of containers held for sale to their estimated fair value, less cost to sell, under observable (Level 2) market inputs. The fair value was estimated based on recent gross sales proceeds for sales of similar types of containers in the locations in which the containers are stored. When containers are sold or otherwise retired, the cost and related accumulated depreciation are removed, and any resulting gain or loss is recognized.

Subsequent additions or reductions to the fair values of these written down assets are recorded as adjustments to the carrying value of the containers held for sale. The carrying value of containers held for sale that have been impaired and written down to their estimated fair value less cost to sell was $270 and $5,845 as of December 31, 2021 and 2020, respectively. Any subsequent increase in fair value less costs to sell is recognized as a reversal of container impairment but not in excess of the cumulative loss previously recognized. During the years ended December 31, 2021, 2020 and 2019, the Company recorded container impairment (reversals) charges of $(385), $11,094 and $14,238, respectively, to write down the value of containers held for sale to their estimated fair value less cost to sell, net of reversals of previously recorded impairments on containers held for sale, due to rising used container prices. The impairment (reversals) charges are included in “depreciation expense” in the consolidated statements of operations.

During the years ended December 31, 2021, 2020 and 2019, the Company recorded the following net gain on sale of containers, included in “gain on sale of owned fleet containers, net” in the consolidated statements of operations:

	2021		2020		2019
	Units	Amount	Units	Amount	Units	Amount
Gain on sale of previously written down owned fleet containers, net	3,430	$2,165	51,541	$15,451	52,319	$6,665
Gain on sale of owned fleet containers not written down, net	50,550	65,064	54,807	11,779	52,126	14,732
Gain on sale of owned fleet containers, net	53,980	$67,229	106,348	$27,230	104,445	$21,397

Gain on sale of owned fleet containers, net

The Company also generally sells containers at the end of their useful lives or when it is financially attractive to do so. The gain on sale of owned fleet containers is the excess of the sale price over the carrying value for these units at the time of sale. Revenue is recorded when control of the containers is transferred to the customer, which typically occurs upon delivery to, or pick-up by, the customer and when collectability is reasonably assured.

Gain on sale of owned fleet containers, net, also includes gains (losses) recognized at the inception of sales-type leases of our owned fleet, representing the excess (deficiency) of the estimated fair value of containers placed on sales-type leases over (below) their book value.

Income Taxes

(m)Income Taxes

The Company uses the asset and liability method to account for income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded when the realization of a deferred tax asset is deemed to be unlikely.

The Company also accounts for income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in the recognition or measurement are reflected in the period in which the change in judgment occurs. If there are findings in future regulatory examinations of the Company’s tax returns, those findings may result in an adjustment to income tax expense.

The Company records interest and penalties related to unrecognized tax benefits in income tax expense.

Debt Issuance Costs
(n)	Debt Issuance Costs

The Company capitalizes costs directly associated with the issuance or modification of its debt and the balance of the debt issuance costs, net of amortization, are netted against the debt recorded in the consolidated balance sheets.

Debt issuance costs are amortized using the interest rate method and the straight-line method over the general terms of the related fixed principal payment debt and the related revolving debt facilities, respectively, and the amortization is recorded as “interest expense” in the consolidated statements of operations. In 2021, 2020 and 2019, debt issuance costs of $27,895, $13,637 and $9,417, respectively, were capitalized and amortization of debt issuance costs of $9,723, $7,712 and $7,369, respectively, were recorded in interest expense.

When the Company’s debt is modified or terminated prior to maturity, any unamortized debt issuance costs related to a decrease in borrowing capacity with any of the Company’s lenders is immediately written-off and recorded in “debt termination expense”. In 2021 and 2020, the Company recorded write-offs of unamortized debt issuance costs and bond discounts of $4,578 and $8,750, respectively (see Note 8 “Debt”). No unamortized debt issuance costs were written-off during the year ended December 31, 2019.

Concentrations
(o)	Concentrations

Although substantially all of the Company’s income from operations is derived from assets employed in foreign countries, virtually all of this income is denominated in U.S. dollars. The Company does pay some of its expenses in various foreign currencies. During 2021, 2020 and 2019, $5,024 or 21%, $15,225 or 28%, and $10,527 or 23%, respectively, of the Company’s direct container expenses – owned fleet were paid in foreign currencies. In accordance with its policy, the Company does not hedge these container expenses as there are no significant payments made in any one foreign currency.

The Company’s customers are mainly international shipping lines, which transport goods on international trade routes. Once the containers are on-hire with a lessee, the Company does not track their location. The domicile of the lessee is not indicative of where the lessee is transporting the containers. The Company’s business risk in its foreign concentrations lies with the creditworthiness of the lessees rather than the geographic location of the containers or the domicile of the lessees.

Total fleet lease rental income, as reported in the consolidated statements of operations, comprises revenue earned from leases on containers in the Company’s total fleet, including revenue earned from leases on containers in its managed fleet. Except for the lessees noted in the table below, no other single lessee accounted for more than 10% of the Company’s total fleet lease rental income during the years ended December 31, 2021, 2020 and 2019, and more than 10% of the Company’s gross accounts receivable from its total fleet as of December 31, 2021 and 2020:

Lease Rental Income - total fleet	2021	2020	2019
Customer A	21.0%	17.8%	14.8%
Customer B	12.2%	13.1%	13.5%
Customer C	12.1%	9.7%	8.7%

Gross Accounts Receivable - total fleet	2021	2020
Customer A	24.7%	25.3%
Customer B	13.9%	12.6%
Customer C	11.3%	19.1%

Derivative Instruments and Hedging
(p)	Derivative Instruments and Hedging

The Company has entered into various interest rate swap agreements to mitigate its exposure associated with its variable rate debt. The swap agreements involve payments by the Company to counterparties at fixed rates in return for receipts based upon variable rates indexed to the London Inter Bank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”), which is the Company’s replacement rate due to LIBOR transition. The fair value of the derivative instruments is measured at each balance sheet date and is reflected on a gross basis on the consolidated balance sheets. The Company establishes criteria for both the designation and effectiveness of hedging activities. Derivative instruments are designated or non-designated for hedge accounting purposes (see Note 9 “Derivative Instruments”).

Designated Derivative Instruments

Derivative instruments that are designated as cash flow hedge for accounting purposes are considered effective hedges and are recorded using hedge accounting. Under cash flow hedging, the change in fair value of derivative instruments is initially reported in the consolidated balance sheets as a component of “accumulated other comprehensive income” and reclassified to earnings in “interest expense, net” when realized or when hedged interest payments are recognized.

Non-Designated Derivative Instruments

For derivative instruments that are not designated as cash flow hedge for accounting purposes, the change in fair value of derivative instruments is recognized in earnings during the period of change which is recorded in the consolidated statements of operations as “unrealized gain (loss) on financial instruments, net.” The differentials between the fixed and variable rate payments under these agreements are recognized in “realized gain (loss) on financial instruments, net” in the consolidated statements of operations when realized.

Share Options and Restricted Share Units
(q)	Share Options and Restricted Share Units

The Company estimates the fair value of all employee share options, restricted share units (“RSU”) and performance restricted share units (“PSU”) awarded under its 2019 Share Incentive Plan (the “2019 Plan”) on the grant date. The Company uses the Black-Scholes-Merton (“Black-Scholes”) option-pricing model to determine the estimated fair value for share options. The Company uses the fair market value of the Company’s common shares on the grant date, discounted for estimated dividends that will not be received by the employees during the vesting period, for determining the estimated fair value for time based RSUs. For PSUs or market based restricted share units that were granted with a market condition, the Company uses the Monte-Carlo simulation valuation model. See Note 12 “Share-Based Compensation” for further discussions.

Compensation expense for share options and RSUs with only a service condition is recognized on a straight-line basis over the requisite service period, generally the vesting period of the award. Provided that the requisite service period is rendered, compensation expense for PSUs with a market condition is recognized on a straight-line basis even if the market condition is not achieved. Compensation expense is recognized net of forfeitures that are estimated at the time of grant based on the Company’s historical experience and revised in subsequent periods if actual forfeitures differ from those estimates. The expected forfeiture rate was 3.4%, 3.5 % and 3.4 % as of December 31, 2021, 2020 and 2019, respectively.

Share-based compensation expense of $6,699, $4,723 and $4,388 was recorded during 2021, 2020 and 2019, respectively, of which $6,470, $4,257 and $3,780 was presented as a part of “general and administrative expenses”, and the remaining balance was presented as a part of “direct container expenses – owned fleet” during 2021, 2020 and 2019, respectively in the Company’s consolidated statements of operations.

Comprehensive Income
(r)	Comprehensive Income

The Company discloses the effect of its foreign currency translation adjustment, change in fair value of cash flow hedging derivative instruments, and reclassification of realized gain or loss on cash flow hedging instruments as components of “other comprehensive income” in the Company’s consolidated statements of comprehensive income.

Estimates
(s)	Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company’s management evaluates its estimates on an ongoing basis, including those related to the container rental equipment, containers held for sale, allowance for credit losses, income taxes and accruals.

These estimates are based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments regarding the carrying values of assets and liabilities. Actual results could differ from those estimates under different assumptions or conditions.

Net Income Attributable to Common Shareholders Per Common Share
(t)	Net Income Attributable to Common Shareholders Per Common Share

Basic earnings per share (“EPS”) is computed by dividing net income attributable to common shareholders by the weighted average number of shares outstanding during the applicable period. Diluted EPS reflects the potential dilution that could occur if all outstanding share options were exercised for, and all outstanding RSUs and PSUs were converted into, common shares. Potentially dilutive share options, RSUs and PSUs that were anti-dilutive under the treasury stock method were excluded from the computation of diluted EPS. A reconciliation of the numerator and denominator of basic EPS with that of diluted EPS during 2021, 2020 and 2019 is presented as follows:

Share amounts in thousands	2021	2020	2019
Numerator:
Net income attributable to common shareholders	$273,459	$72,822	$56,724
Denominator:
Weighted average common shares outstanding-- basic	49,624	53,271	57,349
Dilutive share options, RSUs and PSUs	952	210	110
Weighted average common shares outstanding-- diluted	50,576	53,481	57,459
Net income attributable to common shareholders per common share
Basic	$5.51	$1.37	$0.99
Diluted	$5.41	$1.36	$0.99

Share options, RSUs and PSUs excluded from the computation of diluted EPS because they were anti-dilutive	334	1,674	1,805

Fair Value Measurements
(u)	Fair Value Measurements

Fair value represents the price that would be received to sell the asset or paid to transfer the liability in an orderly transaction between market participants at the measurement date. The Company utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those levels:

•	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.
•

Level 2: Inputs other than quoted prices which are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

•	Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.

As of December 31, 2021 and 2020, the carrying amounts of cash and cash equivalents, restricted cash, accounts receivable and payable, due from affiliates, net, container contracts payable, and due to container investors, net, approximate their fair values due to the short-term nature of these financial instruments. See Note 1 (l) “Containers” and Note 9 “Derivative Instruments” for further discussions on fair value of containers held for sale and fair value of derivative instruments, respectively.

Fair Value of Marketable Equity Securities

As of December 31, 2021, the Company held investments in marketable equity securities with readily determinable fair values of $2,866 (see Note 2 “Insurance Receivable and Impairment”). The fair value of investments in equity securities is measured at each balance sheet date based on quoted market prices (Level 1) and the change in fair value of marketable securities still held as of December 31, 2021 was $(589) during the year ended December 31, 2021, which was included as “unrealized gain (loss) on financial instruments, net” in the consolidated statements of operations. There were no marketable equity securities as of December 31, 2020.

Fair Value of Other Assets and Liabilities

At December 31, 2021 and 2020, the fair value of net investment in finance leases (including the short-term balance) was approximately $1,810,712 and $856,392, respectively, compared to book values of $1,806,090 and $879,960, respectively. At December 31, 2021 and 2020, the fair value of container leaseback financing receivable (including the short-term balance) was approximately $357,828 and $363,774, respectively, compared to book values of $354,147 and $363,868, respectively. At December 31, 2021 and 2020, the fair value of long-term debt (including current maturities) based on the borrowing rates available to the Company was approximately $5,320,366 and $4,144,332, respectively, compared to book values of $5,340,521 and $4,115,344, respectively.

Leases
(v)	Leases

The Company adopted FASB Accounting Standards Update No. 2016-02, Leases (“ASU 2016-02”) on the effective date of January 1, 2019 by using the effective date transition method and by electing the “package of practical expedients.” As a result of the adoption of the new lease accounting guidance, the Company’s accounting (as a lessor) for finance leases and operating leases remained substantially unchanged and did not have an impact on the timing of revenue recognition relating to lease rental income in its consolidated statements of operations. See Note 5 “Leases” for further discussion.

In July 2021, the FASB issued Accounting Standards Update No. 2021-05, Leases (Topic 842), Lessors – Certain Leases with Variable Lease Payments (“ASU 2021-05”). The amendment provides guidance to clarify lessor’s accounting for certain leases with variable lease payments by amending the lessor lease classification requirements under Topic 842. ASU 2021-05 requires a lessor to classify and account for a lease with variable lease payments that do not depend on a reference index or a rate as an operating lease if both of the following criteria are met: 1) The lease would have been classified as a sales-type lease or a direct financing lease in accordance with the classification criteria in Topic 842; and 2) The lessor would have otherwise recognized a day-one loss. ASU 2021-05 is effective for fiscal years beginning after December 15, 2021, with early adoption permitted. The Company will adopt ASU 2021-05 effective January 1, 2022 on a prospective basis and expects no impact on the Company’s consolidated financial statements.

Reclassifications and Changes in Presentation
(w)	Reclassifications and Changes in Presentation

Certain prior period amounts for the years ended December 31, 2020 and 2019 have been reclassified to conform to the current period presentation. The Company reclassified the amounts out of the separate line items “fixed assets, net of accumulated depreciation” and “intangible assets, net of accumulated amortization” to be included within the line item “other assets” in the consolidated balance sheets. The Company reclassified the amounts out of the previously reported line item “write-off of unamortized debt issuance costs and bond discounts” to the line item “debt termination expense” in the consolidated statements of operations. Additionally, amounts for write-off of unamortized debt issuance costs and bond discounts were reclassified out of the previously reported line item “amortization and write-off of unamortized debt issuance costs and accretion of bond discounts” to be included within the line item “debt termination expense” in the consolidated statements of cash flows. The changes in the presentation have no impact on “total assets”, “net income” and “net increase (decrease) in cash, cash equivalents and restricted cash”.

Recently Issued Accounting Standards and Pronouncements
(x)	Recently Issued Accounting Standards and Pronouncements

In March 2020, the FASB issued Accounting Standards Update No. 2020-04, Reference Rate Reform (“Topic 848”): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”). In January 2021, the FASB also issued Accounting Standards Update No 2021-01, Reference Rate Reform: Scope (“ASU 2021-01”), which expands the scope of Topic 848. The amendments provide optional guidance for a limited time to ease the potential burden in accounting for reference rate reform. The new guidance provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met, that reference LIBOR that is expected to be discontinued due to reference rate reform. The amendments are effective immediately and may be applied prospectively to contract modifications made and hedging relationships entered into or evaluated on or before December 31, 2022. As of December 31, 2021, the Company elected the optional expedients upon adoption of Topic 848 on a prospective basis to modifications in the Company’s variable rate debt agreements and hedging relationships due to replacement of LIBOR to SOFR during the transition period through December 2022. The adoption of this guidance did not have an impact on the Company’s consolidated financial statements.

In August 2020, the FASB issued Accounting Standards Update No. 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”). The new guidance simplifies the accounting for convertible debt and convertible preferred stock by removing the requirements to separately present certain conversion features in equity. In addition, ASU 2020-06 amends the derivative scope exception for contracts in an entity’s own equity by removing certain criteria that must be satisfied in order to classify a contract as equity. ASU 2020-06 is effective for fiscal years beginning after December 15, 2021, with early adoption permitted. Effective January 1, 2021, the Company early adopted ASU 2020-06 using the modified retrospective approach with no impact on the Company’s consolidated financial statements.